Tax Status	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Internal Revenue Service (“IRS”) issued a favorable determination letter dated December 26, 2017, which states that the Plan and the related trust as then designed were in accordance with applicable sections of the IRC. Therefore, the Plan’s net investment income is exempt from income taxes. The Plan has been amended since the determination letter was requested. However, the Plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC.
GAAP requires the Plan to evaluate tax positions and recognize tax assets (liabilities) for uncertain tax positions that more likely than not would not be sustained upon examination by the IRS. The Plan has no uncertain tax positions taken or expected to be taken as of December 31, 2025 and 2024. The Plan is subject to routine audits by taxing jurisdictions however, there are no examinations currently in progress.